Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives are as follows:
Furniture and equipment	5 - 7 years
Leasehold improvements	1.7 – 10.4 years

Schedule of the Impact of the Adoption of the New Revenue Standard

The following table summarized the impact of the adoption of the new revenue standard on the Company’s previously reported consolidated financial statements:

	December 31, 2018	New Revenue Standard Adjustment	January 1, 2019
Deferred revenues	$907,948	$875,902	$1,783,850
Accumulated deficit	23,833,656	875,902	24,709,588

The following table summarized the impact of the adoption of the new revenue standard on the Company’s previously reported consolidated financial statements:

	December 31, 2018	New Revenue Standard Adjustment	January 1, 2019
Deferred revenues	$907,948	$875,902	$1,783,850
Accumulated deficit	23,833,656	875,902	24,709,588

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following securities are excluded from the calculation of weighted average diluted common shares at June 30, 2020 and 2019, respectively, because their inclusion would have been anti-dilutive:

	June 30,
	2020	2019
Warrants	2,537,264	738,721
Options	4,821	4,821
Convertible debt	32,350	1,108,109
Total potentially dilutive shares	2,574,435	1,851,651

The following securities are excluded from the calculation of weighted average diluted common shares at December 31, 2019 and 2018, respectively, because their inclusion would have been anti-dilutive:

	December31,
	2019	2018
Warrants	2,450,287	312,078
Options	4,821	4,821
Convertible debt	95,400	618,153
Total potentially dilutive shares	2,550,509	935,052